DERIVATIVE LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative Liability [Abstract]
DERIVATIVE LIABILITY
9	DERIVATIVE LIABILITY

Certain of the short-term convertible notes disclosed in note 8 above and certain warrants disclosed in note 10 below have fundamental transaction clauses which might result in cash settlement, due to these factors, all convertible notes and any warrants attached thereto are valued and give rise to a derivative financial liability, which was initially valued at inception of the convertible notes using a Black-Scholes valuation model.

On August 30, 2022, the company extended the maturity date of convertible notes issued to Cavalry and Mercer and agreed to grant each note holder a warrant exercisable for 3,000,000 shares of Common Stock at an exercise price of $0.15 per share with a maturity date of August 30, 2027. The warrant has full ratchet anti-dilution clauses and have fundamental transaction clauses which may give rise to cash settlement which gives rise to a derivative financial liability, which was originally valued at the grant date using a Black--Scholes valuation model at $238,182.

The value of this derivative financial liability was re-assessed at September 30, 2022 at $710,389, and $84,895 was credited and $65,046 was charged to the statement of operations for the three and nine months ended September 30, 2022, respectively. The value of the derivative liability will be re-assessed at each financial reporting period, with any movement thereon recorded in the statement of operations in the period in which it is incurred.

The following assumptions were used in the Black-Scholes valuation model:

	Nine months ended September 30, 2022	Year ended December 31, 2021
Conversion price	$ 0.05 to $0.15	$ 0.05 to $0.24
Risk free interest rate	0.79 to 4.25%	0.05 to 1.12%
Expected life of derivative liability	1.5 to 59 months	1.6 to 49.6 months
Expected volatility of underlying stock	120.49 to 258.3%	161.19 to 215.33%
Expected dividend rate	0%	0%

The movement in derivative liability is as follows:

	September 30, 2022	December 31, 2021
Opening balance	$407,161	$2,966,416
Derivative financial liability arising from convertible note and warrants	238,182	2,569,000
Fair value adjustment to derivative liability	65,046	(5,128,255)
	$710,389	$407,161

10	DERIVATIVE LIABILITY

Certain of the short-term convertible notes disclosed in note 9 above and certain warrants disclosed in note 11 below, have variable priced conversion rights with no fixed floor price and will re-price dependent on the share price performance over varying periods of time and certain notes and warrants have fundamental transaction clauses which might result in cash settlement, due to these factors, all convertible notes and any warrants attached thereto are valued and give rise to a derivative financial liability, which was initially valued at inception of the convertible notes using a Black-Scholes valuation model.

During the year ended December 31, 2021, an additional $2,569,000 was raised as a derivative liability on convertible notes and warrants and $2,569,000 was recorded as a debt discount against the convertible notes

The value of this derivative financial liability was re-assessed at December 31, 202 at $407,161, and $5,128,255 was credited to the statement of operations, respectively. The value of the derivative liability will be re-assessed at each financial reporting period, with any movement thereon recorded in the statement of operations in the period in which it is incurred.

The following assumptions were used in the Black-Scholes valuation model:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Conversion price	$0.05 to $0.24	$0.015 to $2.00
Risk free interest rate	0.05 to 1.12%	0.09 to 1.53%
Expected life of derivative liability	1.6 to 49.6 months	1 to 12 months
Expected volatility of underlying stock	161.19 to 215.33%	171.7 to 222.6%
Expected dividend rate	0%	0%

The movement in derivative liability is as follows:

	December 31, 2021	December 31, 2020
Opening balance	$2,966,416	$905,576
Derivative financial liability arising from convertible note	2,569,000	1,406,369
Fair value adjustment to derivative liability	(5,128,255)	(654,471)
	$407,161	$2,966,416